Stock-Based Employee Compensation (Details 4) - Long Term Stock Incentive Plan [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Restricted stock awards [Member]
Number of Restricted Stock Awards [Rollforward]
Number of Nonvested Awards, Outstanding, beginning of period (in shares)	4,984	117,054	408,744
Number of Nonvested Awards, Granted (in shares)	4,088	4,984	6,424
Number of Nonvested Awards, Vested (in shares)	(4,984)	(116,810)	(289,688)
Number of Nonvested Awards, Forfeited (in shares)	0	(244)	(8,426)
Number of Nonvested Awards, Outstanding, end of period (in shares)	4,088	4,984	117,054
Weighted Average Grant-Date Fair Value [Rollforward]
Weighted Average Grant-Date Fair Value, Outstanding, beginning of period	$ 119.37	$ 25.15	$ 20.18
Weighted Average Grant-Date Fair Value, Granted	166.34	119.37	87.13
Weighted Average Grant-Date Fair Value, Vested	119.37	25.16	20.90
Weighted Average Grant-Date Fair Value, Forfeited	0.00	20.60	20.43
Weighted Average Grant-Date Fair Value, Outstanding, end of period	$ 166.34	$ 119.37	$ 25.15
Fair value of shares vested	$ 0.8	$ 13.7	$ 23.6
Restricted stock units [Member]
Number of Restricted Stock Awards [Rollforward]
Number of Nonvested Awards, Outstanding, beginning of period (in shares)	917,009	1,063,726	1,104,580
Number of Nonvested Awards, Granted (in shares)	174,187	230,742	250,923
Number of Nonvested Awards, Vested (in shares)	(567,643)	(269,903)	(241,895)
Number of Nonvested Awards, Forfeited (in shares)	(67,854)	(107,556)	(49,882)
Number of Nonvested Awards, Outstanding, end of period (in shares)	455,699	917,009	1,063,726
Weighted Average Grant-Date Fair Value [Rollforward]
Weighted Average Grant-Date Fair Value, Outstanding, beginning of period	$ 70.23	$ 51.16	$ 39.87
Weighted Average Grant-Date Fair Value, Granted	156.74	122.60	80.72
Weighted Average Grant-Date Fair Value, Vested	54.29	44.48	32.34
Weighted Average Grant-Date Fair Value, Forfeited	108.56	58.65	41.05
Weighted Average Grant-Date Fair Value, Outstanding, end of period	$ 117.44	$ 70.23	$ 51.16
Fair value of shares vested	$ 89.4	$ 31.7	$ 19.7
Performance share units [Member]
Number of Restricted Stock Awards [Rollforward]
Number of Nonvested Awards, Outstanding, beginning of period (in shares)	501,261	617,684	798,600
Number of Nonvested Awards, Granted (in shares)	75,765	155,671	108,290
Number of Nonvested Awards, Vested (in shares)	(359,370)	(439,440)	(536,520)
Number of Nonvested Awards, Forfeited (in shares)	(72,653)	(52,374)	(20,946)
Number of Nonvested Awards, Outstanding, end of period (in shares)	250,333	501,261	617,684
Number of Nonvested Awards, Performance achievement (in shares)	105,330	219,720	268,260
Weighted Average Grant-Date Fair Value [Rollforward]
Weighted Average Grant-Date Fair Value, Outstanding, beginning of period	$ 92.41	$ 58.21	$ 39.67
Weighted Average Grant-Date Fair Value, Granted	190.33	146.25	99.64
Weighted Average Grant-Date Fair Value, Vested	60.50	38.47	21.65
Weighted Average Grant-Date Fair Value, Forfeited	144.26	75.42	47.21
Weighted Average Grant-Date Fair Value, Outstanding, end of period	141.91	92.41	58.21
Weighted Average Grant-Date Fair Value, Performance achievement	$ 66.50	$ 38.47	$ 21.65
Fair value of shares vested	$ 57.2	$ 51.5	$ 43.6